John Hancock Multifactor Large Cap ETF Expense Example - John Hancock Multifactor Large Cap ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	$ 403